Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2014	2015
	RMB	RMB	US$
At cost:
Electronic equipment	120,872	177,862	27,458
Office equipment	792	851	131
Motor vehicles	2,729	2,511	388
Purchased software	9,440	16,629	2,567
Leasehold improvements	14,749	29,872	4,611

	148,582	227,725	35,155
Less: Accumulated depreciation	(73,700)	(124,171)	(19,169)

	74,882	103,554	15,986

Depreciation expense was RMB25,548, RMB35,084 and RMB51,337 (US$7,925) for the years ended December 31, 2013, 2014 and 2015, respectively.